Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities:
2024	$ 240,818
Total undiscounted cash flows	240,818
Less discounting	(6,775)
Present value of lease liabilities	$ 234,043	$ 519,006